OTHER INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2026	$ 143,341
2027	121,413
2028	107,646
2029	59,479
2030	57,906
2031	57,906
Thereafter	39,908
Other intangible assets, net	$ 587,599	$ 231,346